United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/22

Date of Reporting Period: Six months ended 06/30/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2022

Share Class | Ticker	A | QAMNX	Institutional | QQMNX

Federated Hermes MDT Market Neutral Fund
Successor to the Hancock Horizon Quantitative Long/Short Fund Established 2008

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2022 through June 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2022, the Fund’s portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(77.3)%
Common Stocks	78.5%
Cash Equivalents[1]	7.6%
Collateral on Deposit for Securities Sold Short	86.0%
Other Assets and Liabilities—Net[2]	5.2%
TOTAL	100%
At June 30, 2022, the Fund’s sector composition3 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short
Information Technology	30.2%
Health Care	16.6%
Consumer Discretionary	15.1%
Industrials	12.4%
Financials	9.3%
Communication Services	5.5%
Consumer Staples	3.8%
Energy	3.0%
Real Estate	2.4%
Materials	1.1%
Utilities	0.6%
TOTAL	100%

1	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
2	Assets, other than investments in securities, securities sold short and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
3
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2022 (unaudited)
Shares			Value
		COMMON STOCKS— 78.5%
		Communication Services— 4.8%
70,685	[1]	Altice USA, Inc.	$ 653,836
62,943	[1]	Cars.com, Inc.	593,552
2,549	[1]	EverQuote, Inc.	22,533
490	[1]	Netflix, Inc.	85,686
64,247	[1]	Pinterest, Inc.	1,166,726
3,641	[1]	Roku, Inc.	299,072
4,494	[1]	Spotify Technology SA	421,672
9,546	[1]	TripAdvisor, Inc.	169,919
11,072		Walt Disney Co.	1,045,197
13,718	[1]	Yelp, Inc.	380,949
		TOTAL	4,839,142
		Consumer Discretionary— 11.3%
13,840	[1]	1-800-FLOWERS.COM, Inc.	131,618
10,465	[1]	2U, Inc.	109,569
5,171	[1]	Airbnb, Inc.	460,633
17,085		American Eagle Outfitters, Inc.	191,010
1,048		Big Lots, Inc.	21,977
8,041	[1]	Bright Horizons Family Solutions, Inc.	679,625
49,678	[1]	Chegg, Inc.	932,953
189	[1]	Chipotle Mexican Grill, Inc.	247,072
26,314	[1]	Expedia Group, Inc.	2,495,357
15,362		Ford Motor Co.	170,979
6,811	[1]	Funko, Inc.	152,021
64,473		Gap (The), Inc.	531,257
11,257	[1]	G-III Apparel Group Ltd.	227,729
3,346	[1]	Goodyear Tire & Rubber Co.	35,836
18,453	[1]	Groupon, Inc.	208,519
1,544		International Game Technology PLC	28,657
1,179	[1]	iRobot Corp.	43,328
2,700		Macy’s, Inc.	49,464
1,661		Nordstrom, Inc.	35,097
2,569	[1]	Overstock.com, Inc.	64,251
48,476	[1]	Peloton Interactive, Inc.	445,010
8,795	[1]	Penn National Gaming, Inc.	267,544
16,592	[1]	PlayAGS, Inc.	85,615
924		PVH Corp.	52,576
19,084	[1]	Revolve Group, Inc.	494,466
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
5,255	[1]	SeaWorld Entertainment, Inc.	$ 232,166
4,235		Shutterstock, Inc.	242,708
21,020	[1]	Sonos, Inc.	379,201
46,541	[1]	Stitch Fix, Inc.	229,912
555	[1]	Ulta Beauty, Inc.	213,941
53,033	[1]	Under Armour, Inc., Class A	441,765
26,054	[1]	Wayfair, Inc.	1,134,912
15,621	[1]	WW International, Inc.	99,818
7,555	[1]	YETI Holdings, Inc.	326,905
		TOTAL	11,463,491
		Consumer Staples— 2.1%
1,126		Albertsons Cos., Inc.	30,087
4,446	[1]	Beyond Meat, Inc.	106,437
6,247	[1]	The Boston Beer Co., Inc., Class A	1,892,653
1,550	[1]	United Natural Foods, Inc.	61,070
		TOTAL	2,090,247
		Energy— 3.5%
20,483	[1]	CONSOL Energy, Inc.	1,011,451
11,730		Marathon Petroleum Corp.	964,323
1,039	[1]	Nabors Industries Ltd.	139,122
26,675	[1]	Oceaneering International, Inc.	284,889
19,489	[1]	Propetro Holding Corp.	194,890
12,663	[1]	Ranger Oil Corp.	416,233
8,384		Targa Resources, Inc.	500,273
		TOTAL	3,511,181
		Financials— 7.3%
1,630		Axis Capital Holdings Ltd.	93,057
6,516		Bank of New York Mellon Corp.	271,782
18,901		Carlyle Group LP/The	598,406
1,382		Cboe Global Markets, Inc.	156,429
3,790		Chimera Investment Corp.	33,428
5,474	[1]	eHealth, Inc.	51,072
419		Evercore, Inc., Class A	39,223
1,140		Gallagher (Arthur J.) & Co.	185,866
19,664	[1]	Green Dot Corp.	493,763
4,131		Houlihan Lokey, Inc.	326,060
5,897		Interactive Brokers Group, Inc., Class A	324,394
32,765	[1]	LendingClub Corp.	383,023
8,555	[1]	LendingTree, Inc.	374,880
2,283		Marketaxess Holdings, Inc.	584,471
2,480		Moelis & Co.	97,588
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
1,525		NASDAQ, Inc.	$ 232,623
1,268		Northern Trust Corp.	122,337
48,802	[1]	Open Lending	499,244
7,076		ProAssurance Corp.	167,206
10,890	[1]	PROG Holdings, Inc.	179,685
30,848	[1]	Rocket Companies, Inc.	227,041
15,191		T. Rowe Price Group, Inc.	1,725,849
8,452		Virtu Financial, Inc.	197,861
		TOTAL	7,365,288
		Health Care— 13.9%
20,294	[1]	10X Genomics, Inc.	918,304
6,519	[1]	Acadia Pharmaceuticals, Inc.	91,853
74,423	[1]	Adaptive Biotechnologies Corp.	602,082
9,878	[1]	Agios Pharmaceuticals, Inc.	218,995
4,332	[1]	Alector, Inc.	44,013
9,690	[1]	Align Technology, Inc.	2,293,332
1,455	[1]	Amedisys, Inc.	152,950
1,310	[1]	Arvinas, Inc.	55,138
5,431	[1]	Biogen, Inc.	1,107,598
6,815	[1]	CareDx, Inc.	146,386
1,527	[1]	Cassava Sciences, Inc.	42,939
28,965	[1]	Community Health Systems, Inc.	108,619
5,402	[1]	Denali Therapeutics, Inc.	158,981
336	[1]	Dexcom, Inc.	25,042
4,495	[1]	Editas Medicine, Inc.	53,176
214		Eli Lilly & Co.	69,385
3,935	[1]	Emergent BioSolutions, Inc.	122,142
2,947	[1]	Enovis Corp.	162,085
5,472	[1]	Exact Sciences Corp.	215,542
5,633	[1]	Fate Therapeutics, Inc.	139,586
2,218	[1]	Illumina, Inc.	408,911
2,607	[1]	iTeos Therapeutics, Inc.	53,704
1,083	[1]	Karuna Therapeutics, Inc.	137,010
3,252	[1]	Moderna, Inc.	464,548
5,865	[1]	Myriad Genetics, Inc.	106,567
23,117	[1]	NanoString Technologies, Inc.	293,586
71,458	[1]	NeoGenomics, Inc.	582,383
47,537	[1]	Nevro Corp.	2,083,547
5,712	[1]	Novavax, Inc.	293,768
8,276	[1]	Organogenesis Holdings, Inc.	40,387
1,938	[1]	Orthofix Medical, Inc.	45,621
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
2,386	[1]	Progyny, Inc.	$ 69,313
17,983	[1]	Puma Biotechnology, Inc.	51,252
5,469	[1]	Rocket Pharmaceuticals, Inc.	75,253
7,428	[1]	SAGE Therapeutics, Inc.	239,924
5,019	[1]	Schrodinger, Inc.	132,552
3,863	[1]	Signify Health, Inc.	53,309
4,172	[1]	SpringWorks Therapeutics, Inc.	102,715
6,184	[1]	Tandem Diabetes Care, Inc.	366,031
43,627	[1]	Teladoc Health, Inc.	1,448,853
6,056	[1]	Tg Therapeutics, Inc.	25,738
8,389	[1]	The Joint Corp.	128,436
2,374	[1]	TransMedics Group, Inc.	74,662
219	[1]	United Therapeutics Corp.	51,605
1,831	[1]	Xencor, Inc.	50,114
		TOTAL	14,107,937
		Industrials— 8.6%
1,736	[1]	AAR Corp.	72,634
486		AGCO Corp.	47,968
4,428	[1]	Alaska Air Group, Inc.	177,341
8,556		Apogee Enterprises, Inc.	335,566
19,558		Astronics Corp.	198,905
2,749	[1]	Atkore, Inc.	228,195
11,221	[1]	BlueLinx Holdings, Inc.	749,675
15,843	[1]	CIRCOR International, Inc.	259,667
6,107	[1]	DXP Enterprises, Inc.	187,057
3,515		Ennis, Inc.	71,108
1,106	[1]	Evoqua Water Technologies Corp.	35,956
3,963		General Electric Co.	252,324
442		Insperity, Inc.	44,125
2,868		Johnson Controls International PLC	137,320
225		Lennox International, Inc.	46,483
75,516	[1]	Lyft, Inc.	1,002,852
2,838		Manpower, Inc.	216,852
17,972		Pitney Bowes, Inc.	65,059
13,283	[1]	Proto Labs, Inc.	635,459
6,739		Robert Half International, Inc.	504,684
3,435		Ryder System, Inc.	244,091
2,438	[1]	Southwest Airlines Co.	88,061
4,476	[1]	TPI Composites, Inc.	55,950
6,144		Trane Technologies PLC	797,921
5,709	[1]	Trex Co., Inc.	310,684
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
16,743	[1]	Triumph Group, Inc.	$ 222,514
1,764	[1]	Willscot Corp.	57,189
35,808	[1]	XPO Logistics, Inc.	1,724,513
		TOTAL	8,770,153
		Information Technology— 23.0%
60,272	[1]	3D Systems Corp.	584,638
84	[1]	Adobe, Inc.	30,749
1,211	[1]	Ambarella, Inc.	79,272
11,367	[1]	Arista Networks, Inc.	1,065,543
1,598	[1]	Arrow Electronics, Inc.	179,120
3,020		Avnet, Inc.	129,498
5,122	[1]	Box, Inc.	128,767
21,548	[1]	C3.AI, Inc.	393,466
19,337	[1]	Cerence, Inc.	487,873
16,671		Cognex Corp.	708,851
10,677	[1]	Commvault Systems, Inc.	671,583
11,795	[1]	Coupa Software, Inc.	673,495
17,499		Dell Technologies, Inc.	808,629
32,461	[1]	DocuSign, Inc.	1,862,612
355	[1]	Enphase Energy, Inc.	69,310
15,682	[1]	Everbridge, Inc.	437,371
2,331		Fidelity National Information Services, Inc.	213,683
6,575	[1]	Fortinet, Inc.	372,014
312	[1]	HubSpot, Inc.	93,803
17,730	[1]	IPG Photonics Corp.	1,668,925
2,692	[1]	Itron, Inc.	133,066
14,066	[1]	LivePerson, Inc.	198,893
2,611	[1]	MA-COM Technology Solutions Holdings, Inc.	120,367
12,562	[1]	Marathon Patent Group, Inc.	67,081
393		Paychex, Inc.	44,751
2,589	[1]	Paylocity Corp.	451,573
35,054	[1]	PayPal Holdings, Inc.	2,448,171
20,419		Pegasystems, Inc.	976,845
21,542	[1]	Pure Storage, Inc.	553,845
5,337	[1]	Q2 Holdings, Inc.	205,848
8,369	[1]	Qorvo, Inc.	789,364
1,470	[1]	Qualys, Inc.	185,426
3,049	[1]	Rapid7, Inc.	203,673
6,473	[1]	RingCentral, Inc.	338,279
123,262	[1]	StoneCo Ltd.	949,117
15,211	[1]	SunPower Corp.	240,486
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
1,093	[1]	Synaptics, Inc.	$ 129,029
18,176	[1]	Telos Corp.	146,862
8,089		Universal Display Corp.	818,121
28,093	[1]	Wix.com Ltd.	1,841,496
4,668	[1]	Workday, Inc.	651,559
3,311	[1]	Workiva, Inc.	218,493
9,193	[1]	Zoom Video Communications, Inc.	992,568
		TOTAL	23,364,115
		Materials— 1.6%
6,243		Alcoa Corp.	284,556
3,653		CF Industries Holdings, Inc.	313,172
2,532		Koppers Holdings, Inc.	57,324
4,363		Mosaic Co./The	206,064
3,037		Nucor Corp.	317,093
902		Reliance Steel & Aluminum Co.	153,214
1,904		Steel Dynamics, Inc.	125,950
9,794		United States Steel Corp.	175,411
		TOTAL	1,632,784
		Real Estate— 2.4%
3,306		eXp World Holdings, Inc.	38,912
542		Extra Space Storage, Inc.	92,205
12,632		Macerich Co. (The)	110,025
8,858		Outfront Media, Inc.	150,143
29,323	[1]	Redfin Corp.	241,621
1,056		SBA Communications Corp.	337,973
46,911	[1]	Zillow Group, Inc.	1,492,239
		TOTAL	2,463,118
		TOTAL COMMON STOCKS (IDENTIFIED COST $92,993,544)	79,607,456
		INVESTMENT COMPANY— 7.6%
7,671,665		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[2] (IDENTIFIED COST $7,667,819)	7,667,062
		TOTAL INVESTMENT IN SECURITIES—86.1% (IDENTIFIED COST $100,661,363)[3]	87,274,518
		OTHER ASSETS AND LIABILITIES - NET—13.9%[4]	14,058,368
		TOTAL NET ASSETS—100%	$101,332,886
Semi-Annual Shareholder Report

SECURITIES SOLD SHORT—(77.3)%
Shares		Value
	Communication Services— (4.2)%
1,802	ATN International, Inc.	$ 84,532
1,611	Bandwidth, Inc.	30,319
3,693	Cinemark Holdings, Inc.	55,469
21,362	E.W. Scripps Co.	266,384
1,573	Madison Square Garden Entertainment Corp.	82,771
17,608	Match Group, Inc.	1,227,102
2,847	Omnicom Group, Inc.	181,098
18,337	Paramount Global, Class B	452,557
18,212	ROBLOX Corp.	598,446
10,087	Sinclair Broadcast Group, Inc.	205,775
15,418	Verizon Communications, Inc.	782,463
49,275	Vimeo Holdings, Inc.	296,636
	TOTAL	4,263,552
	Consumer Discretionary— (11.7)%
21,427	Amazon.com, Inc.	2,275,762
13,414	Bally’s Corp.	265,329
6,965	Callaway Golf Co.	142,086
15,868	CarMax, Inc.	1,435,736
10,272	Carvana Co.	231,942
17,588	Coursera, Inc.	249,398
37,795	DraftKings, Inc.	441,068
13,356	Etsy, Inc.	977,793
3,098	Guess ?, Inc.	52,821
18,522	KB HOME	527,136
58,903	Las Vegas Sands Corp.	1,978,552
1,043	Lithia Motors, Inc.	286,627
5,662	M.D.C. Holdings, Inc.	182,939
5,641	Ollie’s Bargain Outlet Holding, Inc.	331,409
5,361	Polaris, Inc., Class A	532,240
1,073	Pool Corp.	376,870
1,146	RH	243,250
30,273	Rivian Automotive, Inc.	779,227
754	Royal Caribbean Cruises, Ltd.	26,322
381	Signet Jewelers Ltd.	20,368
8,542	The RealReal, Inc.	21,269
249	Vail Resorts, Inc.	54,294
22,475	Vroom, Inc.	28,094
2,453	Whirlpool Corp.	379,896
	TOTAL	11,840,428
Semi-Annual Shareholder Report

Shares		Value
	Consumer Staples— (3.0)%
3,806	Beauty Health Co./The	$ 48,945
13,829	Celsius Holdings, Inc.	902,480
1,125	Clorox Co.	158,602
5,444	Hormel Foods Corp.	257,828
1,982	Lamb Weston Holdings, Inc.	141,634
2,307	Smucker (J.M.) Co.	295,319
9,820	WalMart, Inc.	1,193,916
	TOTAL	2,998,724
	Energy— (2.3)%
6,759	Baker Hughes a GE Co. LLC	195,132
3,587	Chesapeake Energy Corp.	290,906
20,171	CNX Resources Corp.	332,015
1,067	DMC Global, Inc.	19,238
27,986	Equitrans Midstream Corp.	177,991
1,682	Expro Group Holdings NV	19,377
9,629	Green Plains, Inc.	261,620
8,179	International Seaways, Inc.	173,373
31,584	Liberty Energy, Inc.	403,012
2,937	New Fortress Energy, Inc.	116,217
6,013	Peabody Energy Corp.	128,257
6,719	Schlumberger Ltd.	240,271
	TOTAL	2,357,409
	Financials— (7.2)%
4,012	Ameris Bancorp	161,202
3,184	Assured Guaranty Ltd.	177,635
19,468	BGC Partners, Inc., Class A	65,607
5,691	Cannae Holdings, Inc.	110,064
7,149	Citigroup, Inc.	328,783
23,011	Equitable Holdings, Inc.	599,897
1,804	Erie Indemnity Co.	346,711
1,886	Globe Life, Inc.	183,829
8,147	GoHealth, Inc.	4,871
5,547	Goldman Sachs Group, Inc.	1,647,570
1,960	Goosehead Insurance, Inc.	89,513
896	Kemper Corp.	42,918
17,830	Redwood Trust, Inc.	137,469
7,415	S&P Global, Inc.	2,499,300
1,693	SEI Investments Co.	91,456
3,704	SelectQuote, Inc.	9,186
3,701	StoneX Group, Inc.	288,937
11,838	Webster Financial Corp. Waterbury	498,998
	TOTAL	7,283,946
Semi-Annual Shareholder Report

Shares		Value
	Health Care— (12.8)%
5,567	1Life Healthcare, Inc.	$ 43,645
3,184	Accolade, Inc.	23,562
30,652	AdaptHealth Corp.	552,962
10,543	Aerie Pharmaceuticals, Inc.	79,073
43,079	agilon health, Inc.	940,415
7,988	Alignment Healthcare, Inc.	91,143
7,677	Alnylam Pharmaceuticals, Inc.	1,119,690
7,613	Amicus Therapeutics, Inc.	81,764
4,592	Apellis Pharmaceuticals, Inc.	207,650
2,896	Arcturus Therapeutics Holdings, Inc.	45,583
3,126	Avantor, Inc.	97,219
22,987	Baxter International, Inc.	1,476,455
641	Becton Dickinson & Co.	158,026
2,819	BioAtla, Inc.	8,034
4,826	Catalent, Inc.	517,782
3,576	Coherus Biosciences, Inc.	25,890
10,775	Cryoport, Inc.	333,809
936	Danaher Corp.	237,295
4,587	FIGS, Inc.	41,788
4,449	Glaukos Corp.	202,074
6,978	Global Blood Therapeutics, Inc.	222,947
1,741	Guardant Health, Inc.	70,232
1,375	HCA Healthcare, Inc.	231,082
16,008	HealthEquity, Inc.	982,731
9,653	Heron Therapeutics, Inc.	26,932
969	Inari Medical, Inc.	65,882
6,945	Insmed, Inc.	136,955
5,441	Insulet Corp.	1,185,812
9,017	Intellia Therapeutics, Inc.	466,720
1,120	iRhythm Technologies, Inc.	120,994
11,878	Karyopharm Therapeutics, Inc.	53,570
2,780	Kodiak Sciences, Inc.	21,239
1,947	Livanova PLC	121,629
16,035	Natera, Inc.	568,280
24,216	Oak Street Health, Inc.	398,111
9,072	Outset Medical, Inc.	134,810
525	Penumbra, Inc.	65,373
1,289	PerkinElmer, Inc.	183,322
968	PetIQ, Inc.	16,253
11,211	PTC Therapeutics, Inc.	449,113
2,675	Pulmonx Corp.	39,376
3,340	Reata Pharmaceuticals, Inc.	101,503
Semi-Annual Shareholder Report

Shares		Value
	Health Care— continued
7,790	REGENXBIO, Inc.	$ 192,413
4,305	Royalty Pharma PLC	180,982
3,203	Sana Biotechnology, Inc.	20,595
380	Stryker Corp.	75,593
257	Thermo Fisher Scientific, Inc.	139,623
673	Turning Point Therapeutics, Inc.	50,643
6,701	Twist Bioscience Corp.	234,267
1,375	Ultragenyx Pharmaceutical, Inc.	82,032
4,476	Vapotherm, Inc.	11,324
7,356	Viatris, Inc.	77,017
772	Xilio Therapeutics, Inc.	2,254
	TOTAL	13,013,468
	Industrials— (9.6)%
4,150	Aerovironment, Inc.	341,130
42,149	Air Lease Corp.	1,409,041
468	Ameresco, Inc.	21,322
4,221	Arcosa, Inc.	195,981
13,012	Array Technologies, Inc.	143,262
8,096	Bloom Energy Corp.	133,584
14,594	Boeing Co.	1,995,292
1,256	BWX Technologies, Inc.	69,193
196	Chart Industries, Inc.	32,806
1,943	Cornerstone Building Brands	47,584
1,866	Deere & Co.	558,811
19,631	Fluor Corp.	477,819
3,660	Heartland Express, Inc.	50,911
4,554	Hydrofarm Holdings Group, Inc.	15,848
2,931	Kirby Corp.	178,322
3,555	Mastec, Inc.	254,751
464	Mercury Systems, Inc.	29,849
1,140	Stanley Black & Decker, Inc.	119,540
66,006	SunRun, Inc.	1,541,900
15,778	Uber Technologies, Inc.	322,818
5,155	United Airlines Holdings, Inc.	182,590
67,459	Upwork, Inc.	1,395,052
8,984	Vertiv Holdings Co.	73,849
1,825	Wabtec Corp.	149,796
	TOTAL	9,741,051
	Information Technology— (23.4)%
24,353	Advanced Micro Devices, Inc.	1,862,274
2,213	Affirm Holdings, Inc.	39,967
778	Akamai Technologies, Inc.	71,055
Semi-Annual Shareholder Report

Shares		Value
	Information Technology— continued
3,951	Appian Corp.	$ 187,119
10,584	AppLovin Corp.	364,513
1,514	Asana, Inc.	26,616
10,003	Atlassian Corp. PLC	1,874,562
13,688	Avalara, Inc.	966,373
38,281	Bentley Systems, Inc.	1,274,757
23,686	BigCommerce Holdings, Inc.	383,713
11,495	Bill.Com Holdings, Inc.	1,263,760
17,467	Block, Inc.	1,073,522
21,932	CloudFlare, Inc.	959,525
1,132	Crowdstrike Holdings, Inc.	190,810
7,458	Digitalocean Holdings, Inc.	308,463
14,631	Elastic N.V.	990,080
5,446	Five9, Inc.	496,348
2,655	Intuit, Inc.	1,023,343
5,333	MongoDB, Inc.	1,383,913
26,220	nCino, Inc.	810,722
18,554	NCR Corp.	577,215
21,451	Okta, Inc.	1,939,170
12,483	Par Technology Corp.	467,988
413	ServiceNow, Inc.	196,390
10,246	Shift4 Payments, Inc.	338,733
1,336	TD SYNNEX Corp.	121,709
27,758	Trade Desk, Inc./The	1,162,783
3,269	UiPath, Inc.	59,463
42,191	Unity Software, Inc.	1,553,473
35,932	Veeco Instruments, Inc.	697,081
10,647	ViaSat, Inc.	326,118
8,636	Wolfspeed, Inc.	547,954
29,633	Yext, Inc.	141,646
	TOTAL	23,681,158
	Materials— (0.8)%
2,740	Arconic Corp.	76,857
3,385	Carpenter Technology Corp.	94,475
1,735	International Flavors & Fragrances, Inc.	206,673
3,095	Quaker Chemical Corp.	462,765
	TOTAL	840,770
	Real Estate— (1.9)%
42,993	Americold Realty Trust	1,291,510
8,343	Howard Hughes Corp.	567,741
8,377	Opendoor Technologies, Inc.	39,456
	TOTAL	1,898,707
Semi-Annual Shareholder Report

Shares		Value
	Utilities— (0.4)%
2,271	Avangrid, Inc.	$ 104,739
4,576	Brookfield Renewable Corp.	162,951
9,212	Sunnova Energy International, Inc.	169,777
	TOTAL	437,467
	Total Securities Sold Short (PROCEEDS $95,706,027)	$78,356,680
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2022, were as follows:
Affiliated	Value as of 12/31/2021	Purchases at Cost	Proceeds from Sales
Affiliated Issuers no longer in the portfolio at period end	$655,607	$—	$(486,766)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$655,607	$—	$(486,766)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2022	Shares Held as of 6/30/2022	Dividend Income
$90,794	$(259,635)	$—	—	$—
$90,794	$(259,635)	$—	—	$—
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2021	$3,036,673
Purchases at Cost	$104,178,585
Proceeds from Sales	$(99,543,200)
Change in Unrealized Appreciation/Depreciation	$(542)
Net Realized Gain/(Loss)	$(4,454)
Value as of 6/30/2022	$7,667,062
Shares Held as of 6/30/2022	7,671,665
Dividend Income	$24,519

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At June 30, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(formerly, Investor Class Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31, 2021[2]	Period Ended December 31, 2020[3]	Year Ended January 31,
				2020	2019	2018	2017
Net Asset Value, Beginning of Period	$17.75	$17.47	$17.94	$17.06	$19.54	$17.82	$16.81
Income From Investment Operations:
Net investment income (loss)[4]	(0.10)	(0.07)	(0.07)	(0.05)	0.10[5]	0.03[5]	(0.01)
Net realized and unrealized gain (loss)	0.79	4.04	(0.40)	1.02	(1.24)	1.95	1.02
Total From Investment Operations	0.69	3.97	(0.47)	0.97	(1.14)	1.98	1.01
Less Distributions:
Distributions from net investment income	—	—	—	(0.09)	(0.07)	—	—
Distributions from net realized gain	—	(3.69)	—	—	(1.27)	(0.26)	—
Total Distributions	—	(3.69)	—	(0.09)	(1.34)	(0.26)	—
Net Asset Value, End of Period	$18.44	$17.75	$17.47	$17.94	$17.06	$19.54	$17.82
Total Return[6]	3.83%	23.16%	(2.62)%	5.69%	(5.42)%[5]	11.18%[5]	6.01%
Ratios to Average Net Assets:
Net expenses[7]	1.93%[8]	1.26%	1.61%	1.50%	1.35%	1.34%	1.53%[9]
Net expenses excluding dividends and other expenses related to short sales	1.33%[8]	0.93%	1.43%	1.34%	1.22%	1.24%	1.40%
Net investment income (loss)	(1.07)%[8]	(0.36)%	(0.47)%	(0.28)%	0.51%[5]	0.15%[5]	(0.06)%
Expense waiver/ reimbursement[10]	0.17%[8]	0.13%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,051	$2,554	$2,765	$12,667	$14,875	$19,994	$59,079
Portfolio turnover[11]	244%	204%	74%	83%	84%	104%	126%
Semi-Annual Shareholder Report

1
Hancock Horizon Quantitative Long/Short Fund (the “Predecessor Fund”) was reorganized into
Federated Hermes MDT Market Neutral Fund (the “Fund”), a portfolio of the Federated Hermes
Adviser Series as of the close of business on September 24, 2021. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Beginning with the year ended December 31, 2021, the Fund was audited by KPMG LLP. The previous years were audited by other independent registered public accounting firms.
3	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, the Predecessor Fund changed its fiscal year end to December 31.
4	Per share numbers have been calculated using the average shares method.
5
For the years ended January 31, 2019 and 2018, amounts included reimbursement for payments of prior years’ Shareholder Servicing fees as follows: Net Investment Income Per Share of $0.00 and $0.05, Net Investment Income Ratio of 0.02% and 0.18%, and Total Returns of 0.02% and
0.26%, respectively.

6
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

7	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8	Computed on an annualized basis.
9
Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the year ended January 31, 2017 was
0.92%. Expense limitations are applied before giving effect to performance incentive adjustments. Effective June 1, 2017, the performance fee adjustment was discontinued. The effective advisory fee rate from February 1, 2017 through June 1, 2017 was 0.77%.

10
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

11	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 6/30/2022	Year Ended December 31, 2021[2]	Period Ended December 31, 2020[3]	Year Ended January 31,
				2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.16	$17.84	$18.36	$17.48	$19.97	$18.23	$17.15
Income From Investment Operations:
Net investment income (loss)[4]	(0.08)	(0.11)	(0.04)	0.11	0.12	0.03	0.03
Net realized and unrealized gain (loss)	0.82	4.12	(0.40)	0.91	(1.24)	1.97	1.05
Total From Investment Operations	0.74	4.01	(0.44)	1.02	(1.12)	2.00	1.08
Less Distributions:
Distributions from net investment income	—	—	(0.08)	(0.14)	(0.10)	—	—
Distributions from net realized gain	—	(3.69)	—	—	(1.27)	(0.26)	—
Total Distributions	—	(3.69)	(0.08)	(0.14)	(1.37)	(0.26)	—
Net Asset Value, End of Period	$18.90	$18.16	$17.84	$18.36	$17.48	$19.97	$18.23
Total Return[5]	4.02%	22.90%	(2.37)%	5.83%	(5.21)%	11.04%	6.30%
Ratios to Average Net Assets:
Net expenses[6]	1.67%[7]	1.44%	1.37%	1.25%	1.20%	1.14%	1.26%[8]
Net expenses excluding dividends and other expenses related to short sales	1.08%[7]	1.12%	1.19%	1.08%	1.07%	1.04%	1.13%
Net investment income (loss)	(0.85)%[7]	(0.55)%	(0.29)%	0.63%	0.64%	0.18%	0.18%
Expense waiver/ reimbursement[9]	0.17%[7]	0.14%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,282	$85,310	$79,415	$120,650	$114,494	$141,821	$100,557
Portfolio turnover[10]	244%	204%	74%	83%	84%	104%	126%
Semi-Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, a portfolio of the Federated Hermes
Adviser Series as of the close of business on September 24, 2021. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.

2	Beginning with the year ended December 31, 2021, the Fund was audited by KPMG LLP. The previous years were audited by other independent registered public accounting firms.
3	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, the Predecessor Fund changed its fiscal year end to December 31.
4	Per share numbers have been calculated using the average shares method.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the year ended January 31, 2017 was
0.92%. Expense limitations are applied before giving effect to performance incentive adjustments. Effective June 1, 2017, the performance fee adjustment was discontinued. The effective advisory fee rate from February 1, 2017 through June 1, 2017 was 0.77%.

9
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

10	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $7,667,062 of investments in an affiliated holding* (identified cost $100,661,363)	$87,274,518
Due from broker (Note 2)	3,000,000
Deposit at broker for short sales	87,176,447
Income receivable	3,143
Income receivable from an affiliated holding	15,333
Interest receivable on short positions	51,915
Receivable for investments sold	2,202,408
Receivable for shares sold	5,612,805
Total Assets	185,336,569
Liabilities:
Securities sold short, at value (proceeds $95,706,027)	78,356,680
Dividends payable on short positions	31,248
Payable for investments purchased	1,812,996
Payable for shares redeemed	3,712,929
Payable to bank	228
Payable for investment adviser fee (Note 5)	1,909
Payable for administrative fee (Note 5)	215
Payable for other service fees (Notes 2 and 5)	1,112
Accrued expenses (Note 5)	86,366
Total Liabilities	84,003,683
Net assets for 5,370,572 shares outstanding	$101,332,886
Net Assets Consist of:
Paid-in capital	$85,735,281
Total distributable earnings (loss)	15,597,605
Total Net Assets	$101,332,886
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($6,050,519 ÷ 328,098 shares outstanding), no par value, unlimited shares authorized	$18.44
Offering price per share (100/94.50 of $18.44)	$19.51
Redemption proceeds per share	$18.44
Institutional Shares:
Net asset value per share ($95,282,367 ÷ 5,042,474 shares outstanding), no par value, unlimited shares authorized	$18.90
Offering price per share	$18.90
Redemption proceeds per share	$18.90

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2022 (unaudited)

Investment Income:
Dividends (including $24,519 received from an affiliated holding*)	$248,490
Interest	82,503
TOTAL INCOME	330,993
Expenses:
Investment adviser fee (Note 5)	322,021
Administrative fee (Note 5)	33,826
Custodian fees	24,469
Transfer agent fees	42,063
Auditing fees	18,770
Legal fees	4,402
Portfolio accounting fees	31,216
Other service fees (Notes 2 and 5)	3,614
Share registration costs	13,921
Printing and postage	6,709
Miscellaneous (Note 5)	7,784
Expenses related to short positions	236,660
TOTAL EXPENSES	745,455
Waiver/reimbursement of investment adviser fee (Note 5)	(68,480)
Net expenses	676,975
Net investment loss	(345,982)
Realized and Unrealized Gain (Loss) on Investments and Short Sales:
Net realized loss on investments (including net realized loss of $(264,089) on sales of investments in affiliated companies and an affiliated holding*)	(4,899,400)
Net realized gain on short sales	13,813,262
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $90,252 of investments in affiliated companies and an affiliated holding*)	(16,994,484)
Net change in unrealized appreciation of securities sold short	11,259,142
Net realized and unrealized gain (loss) on investments and short sales	3,178,520
Change in net assets resulting from operations	$2,832,538

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(345,982)	$(451,904)
Net realized gain (loss)	8,913,862	26,661,477
Net change in unrealized appreciation/depreciation	(5,735,342)	(9,026,736)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,832,538	17,182,837
Distributions to Shareholders:
Class A Shares	—	(442,439)
Institutional Shares	—	(14,836,176)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(15,278,615)
Share Transactions:
Proceeds from sale of shares	45,467,179	8,890,987
Net asset value of shares issued to shareholders in payment of distributions declared	—	15,125,053
Cost of shares redeemed	(34,830,823)	(20,235,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,636,356	3,780,272
Change in net assets	13,468,894	5,684,494
Net Assets:
Beginning of period	87,863,992	82,179,498
End of period	$101,332,886	$87,863,992
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes MDT Market Neutral Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide long-term capital appreciation while limiting exposure to general stock market risk.
Hancock Horizon Quantitative Long/Short Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on September 24, 2021. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. In connection with the reorganization, Investor Class Shares and Institutional Class Shares of the Predecessor Fund were exchanged for Class A Shares and Institutional Shares, respectively, of the Fund. Prior to September 24, 2021, the Fund had no investment operations and accordingly, the performance and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Semi-Annual Shareholder Report

◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $68,480 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended June 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$3,614
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as
Semi-Annual Shareholder Report

income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Delaware and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated
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to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended June 30, 2022, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $13,813,262 and $11,259,142, respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	308,838	$5,685,125	13,465	$258,463
Shares issued to shareholders in payment of distributions declared	—	—	25,262	439,806
Shares redeemed	(124,632)	(2,277,952)	(53,154)	(963,074)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	184,206	$3,407,173	(14,427)	$(264,805)
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	Six Months Ended 6/30/2022		Year Ended 12/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,108,119	$39,782,054	458,771	$8,632,524
Shares issued to shareholders in payment of distributions declared	—	—	824,088	14,685,247
Shares redeemed	(1,762,990)	(32,552,871)	(1,037,340)	(19,272,694)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	345,129	$7,229,183	245,519	$4,045,077
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	529,335	$10,636,356	231,092	$3,780,272
4. FEDERAL TAX INFORMATION
At June 30, 2022, the cost of investments for federal tax purposes was $100,661,363. The net unrealized depreciation of investments for federal tax purposes was $13,386,845. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,551,979 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,938,824.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Prior to September 27, 2021, the Predecessor Fund’s annual advisory fee was 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2022, the Adviser voluntarily waived $65,600 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2022, the Adviser reimbursed $2,880.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2022, the annualized fee paid to FAS was 0.084% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended June 30, 2022, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended June 30, 2022, FSSC did not receive any of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.33% and 1.08% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Prior to September 27, 2021, the Predecessor Fund’s adviser had contractually agreed to waive fees and reimburse expenses, other than certain excluded expenses, to the extent necessary so that the total annual fund operating expenses of the Predecessor Fund’s Investor Class Shares and Institutional Class Shares did not exceed 1.95% and 1.70%, respectively, of average daily net assets. This expense limitation applied until May 31, 2021.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2022, were as follows:
Purchases	$217,298,488
Sales	$187,774,558
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the six months ended June 30, 2022, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the six months ended June 30, 2022, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon
Semi-Annual Shareholder Report

standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,038.30	$9.75[2]
Institutional Shares	$1,000	$1,040.20	$8.45[3]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.22	$9.64[2]
Institutional Shares	$1,000	$1,016.51	$8.35[3]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.93%
Institutional Shares	1.67%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class A Shares current Fee Limit of 1.33% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.72 and $6.66, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 1.08% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.46 and $5.41, respectively.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes MDT Market Neutral Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the one-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates,, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”).
Semi-Annual Shareholder Report

The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Semi-Annual Shareholder Report

unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of
Semi-Annual Shareholder Report

market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through
Semi-Annual Shareholder Report

distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Market Neutral Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes MDT Market Neutral Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A440
CUSIP 31423A432
Q455472 (8/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2022